Corporate Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Employees Country Brand	Dec. 31, 2020 USD ($) Employees	Dec. 31, 2019 USD ($) Employees
Disclosure Of Corporate Information [line items]
Number of employees	169,339	163,695	171,915
Revenue | $	$ 54,304	$ 46,881	$ 52,329
Anheuser-Busch in Bev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees	169,000
Number of countries where the entity operates | Country	50
Anheuser-Busch in Bev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	500
Brewing heritage periods	600 years